FEDERATED HERMES ADVISER SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 30, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES ADVISER SERIES (the “Registrant”)

Federated Hermes U.S. SMID Fund

Institutional Shares

Class A Shares

Class C Shares

Federated Hermes Conservative Microshort Fund

Class A Shares

Institutional Shares

Federated Hermes Conservative Municipal Microshort Fund

Class A Shares

Institutional Shares

Federated Hermes SDG Engagement High Yield Credit Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

(collectively, the “Funds”)
1933 Act File No. 333-218374 1940 Act File No. 811-23259

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2025, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 71 on October 27, 2025.

If you have any questions on the enclosed material, please contact Allison Miller at Allison.Miller@federatedhermes.com or (412) 288-8652.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary